Summary Prospectus    February 12, 2021

As Revised September 23, 2021

JOHCM Credit Income Fund

Class	/ Ticker	Institutional Shares	JOCIX	Advisor Shares	JOCEX	Investor Shares	JOCMX	Class Z Shares	(Not currently offered)

Before you invest, you may want to review the Fund’s Prospectus, which contains information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, both dated February 12, 2021, as revised from time to time, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to https://www.johcm.com/us/how-to-invest/222/prospectus-sai, call 866-260-9549 (toll free) or 312-557-5913, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling toll-free 866-260-9549 or 312-557-5913. If you own your shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund by calling toll-free 866-260-9549 or 312-557-5913 or by contacting your financial intermediary.

Investment Objective

The investment objective of the JOHCM Credit Income Fund (the “Fund”) is to preserve capital and deliver returns through a combination of income and modest capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (Fees paid directly from your investment)

	Institutional Shares	Advisor Shares	Investor Shares	Class Z Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None	None	None	None
Redemption Fee	None	None	None	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Institutional Shares		Advisor Shares		Investor Shares		Class Z Shares
Management Fee	0.55%		0.55%		0.55%		0.55%
Distribution (Rule 12b-1) Fees	None		0.10%		0.25%		None
Other Expenses[1]	1.44%		1.44%		1.44%		1.44%
Total Annual Fund Operating Expenses	1.99%		2.09%		2.24%		1.99%
Fee Waivers and Reimbursements[2]	(1.41%	)	(1.41%	)	(1.41%	)	(1.41%	)
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	0.58%		0.68%		0.83%		0.58%
[1]

Other Expenses have been adjusted from amounts incurred during the JOHCM Credit Income Fund’s most recent fiscal year to reflect estimated current expenses. The JOHCM Credit Income Fund, a series of Advisers Investment Trust, is the predecessor to the Fund (the “Predecessor Fund”).

[2]

JOHCM (USA) Inc. (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 0.58%, 0.68%, 0.83%, and 0.58% for Institutional Shares, Advisor Shares, Investor Shares, and Class Z Shares, respectively, until June 30, 2022. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Advisory Agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1 year example and for the first year of the 3 year example. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 year	3 years
Institutional Shares	$59	$487
Advisor Shares	$69	$518
Investor Shares	$85	$564
Class Z Shares	$59	$487

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Summary Prospectus	February 12, 2021 As Revised September 23, 2021	JOHCM Funds

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recently completed fiscal year, the portfolio turnover rate of the Predecessor Fund was 5.72% of the average value of its portfolio.

Principal Investment Strategy

The principal investment strategy of the Fund is substantially similar to that of the Predecessor Fund. The Fund invests, under normal circumstances, at least 80% of its net assets in fixed income securities across a wide range of maturities. The securities can include investment grade corporate debt, high yield securities (higher risk, lower rated fixed income securities rated below BBB- by S&P or below Baa3 by Moody’s, also known as “junk bonds”), convertible bonds (including contingent convertible bonds), preferred stock, floating-rate debt, collateralized debt, municipal debt, foreign debt (including in emerging markets), commercial paper, loans and loan participations. The Fund may also invest up to 10% of its net assets in dividend paying common equities of companies of any size. The Fund intends to invest in foreign debt (including in emerging markets) and/or depositary receipts. Emerging market countries are those countries included in the MSCI Emerging Markets Index and MSCI Frontier Markets Index, countries with low to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank), and other countries with similar emerging market characteristics. The Fund’s investments in any one sector may exceed 25% of its net assets. The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”).

The Adviser seeks to build a portfolio that reflects their investment views across the fixed income markets that is consistent with the Fund’s objective of preserving capital and delivering returns through a combination of income and modest capital appreciation. The Adviser seeks to identify investments in companies that produce resilient income streams by evaluating, among other factors: (1) a business’s durability and capacity to avoid permanent impairment of capital; (2) a company’s financial position, particularly its cash flow, stability of revenues and cost structure; and (3) an investment’s corporate and legal structure. As market conditions change, the volatility and attractiveness of sectors, securities, and strategies can change as well. To optimize the Fund’s risk/return, the portfolio managers may dynamically adjust the mix of different asset class exposures.

Under certain market conditions, the Fund may, for the purposes of hedging, invest in various asset classes that the Adviser believes will protect capital and reduce the overall volatility of the Fund. These asset classes may include, but are not limited to exchange-traded funds that primarily invest in gold and precious metals; inflation-linked investments; and currency hedging instruments such as currency forward contracts and currency futures. The Fund may also use hedging and derivative instruments to reduce certain risk exposures present in the Fund’s holdings.

The Fund may invest in contingent securities structured as contingent convertible securities also known as “CoCos.” A contingent convertible security is a hybrid debt security either convertible into equity at a predetermined share price or written down in value based on the specific terms of the individual security if a pre-specified trigger event occurs (the “Trigger Event”), such as a decline in the issuer’s capital below a specified threshold or increase in the issuer’s risk-weighted assets. Unlike traditional convertible securities, the conversion of a contingent convertible security from debt to equity is “contingent” and will occur only in the case of a Trigger Event. Due to uncertainty surrounding coupon payments, contingent convertible securities may be volatile and their price may decline rapidly in the event that coupon payments are suspended. Contingent convertible securities typically are structurally subordinated to traditional convertible bonds in the issuer’s capital structure, and in certain scenarios, investors in contingent convertible securities may suffer a loss of capital ahead of equity holders or when equity holders do not. The Fund anticipates that it may invest up to 20% of its assets in CoCos.

The Fund may also enter into derivatives transactions and various other hedging assets that the Adviser believes will reduce the overall volatility of the Fund, protecting capital, in certain market environments. Such hedging assets may include, but are not limited to: exchange-traded funds and commodity-linked investment vehicles that primarily invest in gold and precious metals; inflation-linked investments; currency hedging instruments such as currency forward contracts and currency futures; futures contracts, including interest-rate futures, which are exchange-traded contracts in which the specified underlying security is either an interest-bearing fixed income security or an inter-bank deposit, Treasury futures, and “e-mini” futures contracts representing a fraction of the value of a corresponding standard futures contract; and options on futures contracts. The Fund may also use hedging and derivative instruments to reduce certain risk exposures present in the Fund’s holdings. The Fund may also engage in short sales or take short positions for hedging or other investment purposes.

When the Adviser believes that asset prices are attractive (for example, during widespread market selloffs), the Adviser may use leverage in an amount up to 15% of the Fund’s total assets to increase its market exposure in order to pursue additional investments in such assets.

Principal Investment Risks

All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the principal risks of investing in the Fund. All of the risks listed below are material to the Fund, regardless of the order in which they appear.

Credit Risk.  An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.

Interest Rate Risk.  When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. When interest rates fall, the value of fixed income securities generally increase. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. Your investment will decline in value if the value of the Fund’s investments decreases.

Sector Risk.  The Fund may focus its investments in securities of a particular sector. Economic, legislative, or regulatory developments may

Summary Prospectus	February 12, 2021 As Revised September 23, 2021	JOHCM Funds

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occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

High Yield (“Junk Bond”) Investments Risk.  Below investment grade fixed income securities, also known as “junk bonds,” are not investment grade and are generally considered speculative because they present a greater risk of loss than higher quality debt securities. These lower-rated or defaulted debt securities may fluctuate more in price, and are less liquid than higher-rated securities because issuers of such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy.

Foreign & Emerging Markets Risk.  Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Investing in emerging market securities magnifies the risks inherent in foreign investments. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries and, as a result, the risks of investing in emerging market countries are magnified in frontier countries.

Currency Risk.  Investments in foreign countries are also subject to currency risk. As the Fund’s investments in foreign securities are generally denominated in foreign currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints.

Loan-Related Investments Risk.  In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment.

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value.

LIBOR Risk.  Instruments in which the Fund invests may pay interest at floating rates based on the London Interbank Offered Rate (“LIBOR”) or may be subject to interest caps or floors based on LIBOR. The use of LIBOR will be phased out by the end of 2021. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments which reference LIBOR and lead to significant short-term and long-term uncertainty and market instability.

Limited History of Operations.  The Fund is a newly organized, diversified, open-end management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Management Risk.  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.

CLO Risk.  Collateralized loan obligations (“CLOs”) issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depends largely on the tranche and the type of the underlying debts and loans in the tranche. Investments in subordinate tranches may carry greater risk. CLOs also carry risks including, but not limited to, interest rate risk and credit risk. Because the underlying assets in CLOs are loans, in the event an underlying loan is subject to liquidity risks such as the risk of extended settlement, investments in the corresponding CLOs may be indirectly subject to the same risks.

Convertible Securities Risk.  Convertible securities subject the Fund to the risks associated with both fixed-income securities and equity securities. If a convertible security’s investment value is greater than its conversion value, its price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Certain “triggering events” may cause the Fund to lose the principal amount invested in a contingent convertible security and coupon payments on contingent convertible securities may be discretionary and cancelled by the issuer. Due to these factors, the value of contingent convertible securities is unpredictable, and holders of contingent convertible securities may suffer a loss of capital when comparable equity holders do not.

Derivatives Risk.  The Fund may use derivatives (including futures and forward contracts) to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. Price volatility is the principal risk of investing in the Fund. Investments in small capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.

ETF Risk.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.

Hedging Risk.  Hedging is a strategy in which the Fund uses a derivative or other security to offset certain risks associated with other Fund holdings or to render the portfolio more resilient to market fluctuations. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

Investment Company Risk.  If the Fund invests in shares of another investment company, shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases investment company securities, including ETFs and closed-end funds. Furthermore,

Summary Prospectus	February 12, 2021 As Revised September 23, 2021	JOHCM Funds

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investments in other funds could affect the timing, amount, and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

Municipal Securities Risk.  The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s). In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds.

Preferred Stock Risk.  The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

Regulatory Risk.  Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

Performance Information

The Fund commenced operations upon the reorganization of the Predecessor Fund into the Fund on July 19, 2021. With the reorganization, the Fund assumed the financial and performance history of the Predecessor Fund. Because the Predecessor Fund does not have returns for a full calendar year, no investment return information is presented for the Fund at this time. In the future, investment return information will be presented in this section of the prospectus. The information will give some indication of the risks of investing in the Fund by comparing the Fund’s investment returns with a broad measure of market performance. The Fund intends to compare its performance to the Bloomberg Barclays US Aggregate Bond Index and the ICE BofA Merrill Lynch Global High Yield Constrained Index. Also, shareholder reports containing financial and investment return information will be provided to shareholders semi-annually. Updated performance information will be available by calling 866-260-9549 (toll free) or 312-557-5913.

Portfolio Management

Investment Adviser

The Fund’s investment adviser is JOHCM (USA) Inc. (the “Adviser”).

Portfolio Managers

Adam Gittes

Senior Fund Manager

Length of Service: Since November 23, 2020*

Giorgio Caputo

Senior Fund Manager

Length of Service: Since July 18, 2020*

*	Each Portfolio Manager served as portfolio manager of the Fund’s predecessor, which reorganized into the Trust on July 19, 2021.

Buying and Selling Fund Shares

Minimum Initial Investment

Institutional $1,000,000

Advisor No minimum

Investor No minimum

Class Z $10,000,000

There is no minimum for additional investments. If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

To Buy or Sell Shares:

JOHCM Funds Trust

c/o The Northern Trust Company

P.O. Box 4766

Chicago, IL 60680-4766

Telephone: 866-260-9549 (toll free) or 312-557-5913

You can buy or sell shares of the Fund on any Business Day that the Fund is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire. The Adviser and JOHCM Funds Distributors, LLC, the Fund’s distributor, reserve the right to waive any minimum in their sole discretion, and to reject any purchase order for any reason.

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.